Capitalized Commission Assets - Schedule of Capitalized Commission Assets (Details) - ZAR (R) R in Thousands	Feb. 28, 2026	Feb. 28, 2025
Schedule of Capitalized Commission Assets [Abstract]
Cost	R 1,186,747	R 905,380
Accumulated amortization	(716,341)	(411,328)
Carrying value	R 470,406	R 494,052